ProShares S&P 500 Income Accelerator ETF Investment Objectives and Goals - ProShares S&P 500 Income Accelerator ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	S&P 500 Autocallable Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares S&P 500 Autocallable Income ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500 Futures 35% Volatility Compass Autocall Index (the “Index”).